Leases	12 Months Ended
Oct. 31, 2021
Disclosure Text Block [Abstract]
LEASES

NOTE 12 – LEASES

The Company has one operating leases for its corporate office and retail store. The current lease agreement was signed to cover the lease for the period from August 1, 2021 to July 31, 2026. The company will receive the subsidy from PRC government.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC which is approximately 4.75%.

Operating lease expenses were $83,639 and $55,265 for the years ended October 31, 2021and 2020, respectively.

As of October 31, 2021 and October 31, 2020, the outstanding operating leases are below the Company’s threshold for capitalizing assets. As such, no right of use assets and liabilities were recognized under ASU 842.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Year Ended
Lease Cost	October 31, 2021
Operating lease cost (included in general and administrative expenses in the Company’s statement of operations)	$48,332

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2020	$-
Weighted average remaining lease term – operating leases (in years)	4.75
Average discount rate – operating lease	4.75%

The supplemental balance sheet information related to leases for the period is as follows:

As of
October 31, 2021
Operating leases
Right-of-use assets	$846,200

Operating lease liabilities	$700,580

The undiscounted future minimum lease payment schedule as follows:

For the years ending October 31,
2022	194,160
2023	194,160
2024	194,160
2025---	194,160
Total	776,640